Significant Accounting Policies (Net Income (Loss) Per Common Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Numerator (in thousands):
Net loss	$ (7,716)	$ (15,653)
Loss available to common stockholders - basic and diluted	(13,249)	(21,261)
Denominator:
Weighted average shares outstanding - basic and diluted	21,294,432	20,714,531
Loss per common share:
Basic and diluted loss per common share	$ (0.62)	$ (1.03)
Series A convertible preferred stock dividends [Member]
Numerator (in thousands):
Preferred stock dividends	(509)	(55)
Series C preferred stock dividends [Member]
Numerator (in thousands):
Preferred stock dividends	(103)	0
Series A Deemed Dividend [Member]
Numerator (in thousands):
Deemed dividend	(2,422)	(5,553)
Series B Deemed Dividend [Member]
Numerator (in thousands):
Deemed dividend	(1,098)	0
Series C Deemed Dividend [Member]
Numerator (in thousands):
Deemed dividend	$ (1,401)	$ 0